Eaton Vance

Real Estate Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.9%
Hilton Worldwide Holdings, Inc.	11,591	$963,328
Marriott International, Inc., Class A	7,747	969,072

		$1,932,400

Real Estate Investment Trusts — 95.0%

Security	Shares	Value
Diversified, Specialty & Other — 9.2%
CoreSite Realty Corp.	8,696	$930,646
Digital Realty Trust, Inc.	7,465	888,335
National Retail Properties, Inc.	14,642	811,020
PS Business Parks, Inc.	2,943	461,551
STORE Capital Corp.	21,253	711,976
Vornado Realty Trust	11,764	793,364

		$4,596,892

Health Care — 6.8%
HCP, Inc.	21,444	$671,197
Healthcare Realty Trust, Inc.	15,367	493,434
Ventas, Inc.	16,423	1,047,952
Welltower, Inc.	15,770	1,223,752

		$3,436,335

Hotels & Resorts — 5.0%
Apple Hospitality REIT, Inc.	37,707	$614,624
DiamondRock Hospitality Co.	38,878	421,049
Summit Hotel Properties, Inc.	51,218	584,397
Sunstone Hotel Investors, Inc.	60,637	873,173

		$2,493,243

Industrial — 9.5%
Duke Realty Corp.	26,785	$819,085
EastGroup Properties, Inc.	5,044	563,112
First Industrial Realty Trust, Inc.	22,997	813,174
ProLogis, Inc.	28,630	2,059,929
Rexford Industrial Realty, Inc.	14,233	509,684

		$4,764,984

Malls and Factory Outlets — 8.9%
Pennsylvania Real Estate Investment Trust	40,822	$256,770
Simon Property Group, Inc.	23,093	4,207,776

		$4,464,546

Security	Shares	Value
Multifamily — 25.4%
American Campus Communities, Inc.	11,789	$560,921
American Homes 4 Rent, Class A	27,501	624,823
AvalonBay Communities, Inc.	16,235	3,258,851
Camden Property Trust	10,300	1,045,450
Equity Residential	37,413	2,817,947
Essex Property Trust, Inc.	1,912	553,027
Invitation Homes, Inc.	54,975	1,337,542
Mid-America Apartment Communities, Inc.	23,449	2,563,679

		$12,762,240

Office — 12.8%
Boston Properties, Inc.	18,357	$2,457,635
Corporate Office Properties Trust	10,753	293,557
Cousins Properties, Inc.	75,789	732,122
Douglas Emmett, Inc.	11,890	480,594
Highwoods Properties, Inc.	21,072	985,748
Hudson Pacific Properties, Inc.	20,338	700,034
JBG Smith Properties	6,866	283,909
Tier REIT, Inc.	17,067	489,140

		$6,422,739

Self Storage — 9.5%
CubeSmart	38,583	$1,236,199
Extra Space Storage, Inc.	8,611	877,547
Public Storage	12,258	2,669,547

		$4,783,293

Strip Centers — 7.9%
Acadia Realty Trust	21,763	$593,477
Brixmor Property Group, Inc.	18,256	335,363
Federal Realty Investment Trust	7,585	1,045,592
Kimco Realty Corp.	22,230	411,255
Regency Centers Corp.	18,869	1,273,469
SITE Centers Corp.	22,290	303,590

		$3,962,746

Total Real Estate Investment Trusts		$47,687,018

Total Common Stocks (identified cost $37,747,044)		$49,619,418

Exchange-Traded Funds — 0.5%

Security	Shares	Value
iShares U.S. Real Estate ETF	2,919	$254,070

Total Exchange-Traded Funds (identified cost $240,799)		$254,070

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(1)	211,052	$211,052

Total Short-Term Investments (identified cost $211,052)		$211,052

Total Investments — 99.8% (identified cost $38,198,895)		$50,084,540

Other Assets, Less Liabilities — 0.2%		$107,859

Net Assets — 100.0%		$50,192,399

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $942.

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$49,619,418	*	$—	$—	$49,619,418
Exchange-Traded Funds	254,070		—	—	254,070
Short-Term Investments	—		211,052	—	211,052
Total Investments	$49,873,488		$211,052	$—	$50,084,540

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3